POWERSHARES EXCHANGE-TRADED FUND TRUST II

PowerShares PureBetaSM MSCI USA Portfolio

SUPPLEMENT DATED SEPTEMBER 29, 2017 TO THE SUMMARY PROSPECTUS DATED SEPTEMBER 15, 2017 AND STATUTORY PROSPECTUS DATED SEPTEMBER 15, 2017

Effective immediately, under the section titled “Summary Information-Investment Objective,” the first sentence is deleted in its entirety and replaced with the following:

“The PowerShares PureBetaSM MSCI USA Portfolio (the “Fund”) seeks to track the investment results (before fees and expenses) of the MSCI USA Index (the “Underlying Index”).”

Please Retain This Supplement for Future Reference

P-PBUS-STATSUMPRO-1-SUP-1 092917